UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/15

The following N-CSR relates only to Dreyfus Natural Resources Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Natural Resources Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus
Natural Resources Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Natural Resources Fund covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting moderate gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, U.S. corporate fundamentals benefited from a sustained economic recovery fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. On the other hand, investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States and undermine corporate profits. In the end, risk taking was mostly rewarded during the reporting period, and small-cap stocks significantly outperformed their larger counterparts.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness.While monetary policymak-ers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial adviser, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Robin Wehbe and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus Natural Resources Fund’s Class A shares produced a total return of –6.86%, Class C shares returned –7.22%, and Class I shares returned –6.76%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 ® Composite Stock Price Index (“S&P 500 Index”), produced a total return of 5.92% for the same period.2 The S&P ® North American Natural Resources Sector Index, which more closely reflects the fund’s composition, returned –15.16% for the reporting period.3

Natural resources-related stocks fell sharply amid plummeting commodity prices during the reporting period. Diversified exposure to companies outside of the hard-hit oil-and-gas production industry enabled the fund to produce higher returns than the S&P ® North American Natural Resources Sector Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. While the fund typically invests in equity securities of U.S.-based companies, it may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund invests in growth and value stocks of any market capitalization, typically maintaining exposure to the major natural resources sectors. Using fundamental research and direct management contact, we seek stocks of companies with strong positions in their natural resources sector, sustained achievement records, and strong financial condition.We also look for special situations, such as corporate restructurings, turnarounds, or management changes that could increase the stock price.

Economic and Industry Developments Roiled Energy Producers

Natural resources producers throughout the world suffered major headwinds in the reporting period as commodity prices, from metals to energy, fell precipitously. The global economic recovery has remained tepid with fits and starts in demand, but the prevailing issue for commodity prices has been the steady growth rate in supply that has finally crossed over equilibrium into oversupply, specifically enabled in Energy by the advent of the U.S. energy revolution and its unconventional resource extraction.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The North American energy revolution, in which advanced drilling technologies have made previously inaccessible oil-and-gas reserves available for exploitation at relatively low costs, has dramatically shortened the investment cycle for oil producers and will make it harder for them to profit from higher oil prices as rallies will now be short lived. Looking forward, investments in Energy are likely to favor volume beneficiaries as North America remains the global solution for energy reinvestment with less emphasis on companies that rely on rallying oil prices.

Diversification Strategies Bolstered Relative Performance

In this rapidly changing environment, we reduced the fund’s exposure to oil-related stocks in favor of companies poised to benefit from lower input costs. For example, we established positions in household goods maker Newell-Rubbermaid and paint manufacturer TheValspar Corp., both of which cut costs when oil prices fell.We also established new positions in agricultural commodities producers, including makers of seeds and fertilizers, that held up far better than their oil-related counterparts.

Within the energy sector, we increased the fund’s emphasis on refiners, such asValero Energy and Phillips 66, which prospered when crude oil prices fell more sharply than refined gasoline prices. In addition, North American refiners benefited when lower fuel costs produced the highest levels of retail demand for gasoline in U.S. history. Consistent with our emphasis on companies with volume-based business models, we increased the fund’s exposure to midstream energy companies engaged in the transportation and storage of energy supplies. Pipeline operator Kinder Morgan and tank barge operator Kirby have seen intensifying demand for their services from North American shale energy producers.

On the other hand, the fund’s relative performance was hindered to a degree by integrated oil producers in Europe. Many of these companies had borrowed heavily when oil prices were high, and the market correction has compelled them to adopt shareholder-unfriendly measures such as issuing new stock and reducing dividends. Chemicals producer LyondellBasell Industries, integrated energy company Repsol, and steelmaker United States Steel also underperformed market averages.

Positioned for a Stabilized Market Environment

Global economic trends already have shown signs of improvement, and investors should respond well to any further evidence of recovery. Furthermore, while we do not foresee a substantial rebound in energy prices, the bulk of the correction appears to be behind us. We expect capital expenditures for energy services to recover in a more stable pricing environment, but we have favored companies specializing in short-term support services over those engaged in longer term development projects. We also have retained an emphasis on refiners poised to benefit from robust demand for gasoline, and seed-and-fertilizer producers should fare well as commodity prices stabilize. In contrast, we currently view exploration-and-production firms and metals-and-mining companies less favorably.

April 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries.The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and domestic and international politics. Interest rates, commodity prices, economic, tax, energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market.This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments, which affect those sectors emphasized by the fund.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2016 at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The S&P North American Natural Resources Sector Index is an equity benchmark for U.S.-traded natural resources-related stocks.The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index, and component companies must meet objective criteria for inclusion. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.40	$10.00	$5.30
Ending value (after expenses)	$931.40	$927.80	$932.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.69	$10.45	$5.54
Ending value (after expenses)	$1,018.30	$1,014.56	$1,019.45

† Expenses are equal to the fund’s annualized expense ratio of 1.33% for Class A, 2.08% for Class C and 1.10% for
Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2015 (Unaudited)

Common Stocks—94.2%	Shares		Value ($)
Agricultural Products—5.2%
Archer-Daniels-Midland	58,291		2,762,994
Bunge	29,318		2,414,631
			5,177,625
Aluminum—5.7%
Alcoa	206,133		2,663,238
Hindalco Industries, GDR	377,460	[a]	779,077
Norsk Hydro	430,051		2,258,654
			5,700,969
Building Products—1.6%
Owens Corning	36,565		1,586,921
Chemicals—1.9%
Akzo Nobel	25,703		1,945,834
Diversified Metals & Mining—1.2%
Rio Tinto	27,825		1,206,280
Fertilizers & Agricultural Chemicals—17.5%
CF Industries Holdings	15,591		4,422,855
K+S	106,751		3,490,924
Mosaic	71,839		3,308,904
Potash Corp of Saskatchewan	193,768		6,249,018
			17,471,701
Forest Products—5.7%
Martin Marietta Materials	20,145		2,816,271
Vulcan Materials	33,801		2,849,424
			5,665,695
Gas Utilities—2.4%
Airgas	13,714		1,455,193
Infraestructura Energetica	184,000		1,004,952
			2,460,145
Housewares & Specialties—2.5%
Newell Rubbermaid	63,134		2,466,645
Integrated Oil & Gas—5.1%
BP	601,274		3,884,812
Occidental Petroleum	16,890		1,232,970
			5,117,782
Marine Ports & Services—1.4%
Kirby	18,168	[b]	1,363,508

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Oil & Gas Equipment & Services—3.7%
Halliburton	43,098		1,891,140
Schlumberger	21,638		1,805,475
			3,696,615
Oil & Gas Exploration & Production—2.4%
EOG Resources	26,302		2,411,630
Oil & Gas Refining & Marketing—7.9%
Anadarko Petroleum	31,808		2,634,021
Phillips 66	32,797		2,577,844
Valero Energy	42,679		2,715,238
			7,927,103
Oil & Gas Storage & Transportation—1.7%
Kinder Morgan	40,152		1,688,793
Oil Services—2.2%
Superior Energy Services	98,580		2,202,277
Paper & Packaging—1.9%
Packaging Corporation of America	24,684		1,930,042
Precious Metals & Minerals—10.1%
BHP Billiton	215,343		5,015,209
Franco-Nevada	33,858		1,640,839
Silver Wheaton	75,094		1,428,288
Sumitomo Metal Mining	137,000		2,005,463
			10,089,799
Railroads—4.0%
Kansas City Southern	15,281		1,559,885
Union Pacific	22,549		2,442,282
			4,002,167
Specialty Chemicals—5.3%
LANXESS	35,677		1,903,474
PPG Industries	8,301		1,872,208
Praxair	12,392		1,496,210
			5,271,892
Steel—4.8%
Nucor	69,486		3,302,670
United States Steel	61,012	[c]	1,488,693
			4,791,363
Total Common Stocks
(cost $95,099,600)			94,174,786

Other Investment—2.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,772,797)	2,772,797 [d]	2,772,797

Investment of Cash Collateral
for Securities Loaned—1.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,570,426)	1,570,426 [d]	1,570,426

Total Investments (cost $99,442,823)	98.6%	98,518,009
Cash and Receivables (Net)	1.4%	1,448,371
Net Assets	100.0%	99,966,380

GDR—Global Depository Receipts
a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2015, these securities were valued at $779,077 or .8% of net assets.
b Non-income producing security.
c Security, or portion thereof, on loan.At March 31, 2015, the value of the fund’s securities on loan was $1,473,784 and the value of the collateral held by the fund was $1,570,426.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Fertilizers & Agricultural Chemicals	17.5	Housewares & Specialties	2.5
Precious Metals & Minerals	10.1	Gas Utilities	2.4
Oil & Gas Refining & Marketing	7.9	Oil & Gas Exploration & Production	2.4
Aluminum	5.7	Oil Services	2.2
Forest Products	5.7	Chemicals	1.9
Specialty Chemicals	5.3	Paper & Packaging	1.9
Agricultural Products	5.2	Oil & Gas Storage & Transportation	1.7
Integrated Oil & Gas	5.1	Building Products	1.6
Steel	4.8	Marine Ports & Services	1.4
Money Market Investments	4.4	Diversified Metals & Mining	1.2
Railroads	4.0
Oil & Gas Equipment & Services	3.7		98.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,473,784)—Note 1(c):
Unaffiliated issuers		95,099,600	94,174,786
Affiliated issuers		4,343,223	4,343,223
Cash			2,605,732
Cash denominated in foreign currencies		52	51
Receivable for shares of Beneficial Interest subscribed			481,222
Dividends and securities lending income receivable			255,455
Prepaid expenses			31,663
			101,892,132
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			96,319
Liability for securities on loan—Note 1(c)			1,570,426
Payable for shares of Beneficial Interest redeemed			194,893
Accrued expenses			64,114
			1,925,752
Net Assets ($)			99,966,380
Composition of Net Assets ($):
Paid-in capital			102,674,521
Accumulated undistributed investment income—net			253,841
Accumulated net realized gain (loss) on investments			(2,036,231)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(925,751)
Net Assets ($)			99,966,380

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	54,068,814	9,244,539	36,653,027
Shares Outstanding	1,859,390	342,582	1,227,935
Net Asset Value Per Share ($)	29.08	26.98	29.85
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $18,487 foreign taxes withheld at source):
Unaffiliated issuers	807,451
Affiliated issuers	1,184
Income from securities lending—Note 1(c)	11,142
Total Income	819,777
Expenses:
Management fee—Note 3(a)	275,296
Shareholder servicing costs—Note 3(c)	118,783
Registration fees	31,268
Professional fees	25,120
Distribution fees—Note 3(b)	22,806
Custodian fees—Note 3(c)	12,577
Prospectus and shareholders’ reports	9,165
Trustees’ fees and expenses—Note 3(d)	8,401
Interest expense—Note 2	502
Loan commitment fees—Note 2	460
Miscellaneous	13,271
Total Expenses	517,649
Less—reduction in expenses due to undertaking—Note 3(a)	(33,592)
Less—reduction in fees due to earnings credits—Note 3(c)	(34)
Net Expenses	484,023
Investment Income—Net	335,754
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,982,411)
Net realized gain (loss) on forward foreign currency exchange contracts	(19,410)
Net Realized Gain (Loss)	(2,001,821)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	(3,223,937)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	(730)
Net Unrealized Appreciation (Depreciation)	(3,224,667)
Net Realized and Unrealized Gain (Loss) on Investments	(5,226,488)
Net (Decrease) in Net Assets Resulting from Operations	(4,890,734)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment income—net	335,754	334,187
Net realized gain (loss) on investments	(2,001,821)	5,416,107
Net unrealized appreciation
(depreciation) on investments	(3,224,667)	(3,203,623)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,890,734)	2,546,671
Dividends to Shareholders from ($):
Investment income—net:
Class A	(271,719)	—
Class C	(6,459)	—
Class I	(194,838)	—
Net realized gain on investments:
Class A	(344,686)	—
Class C	(39,179)	—
Class I	(188,143)	—
Total Dividends	(1,045,024)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	33,093,724	18,933,206
Class C	6,398,749	1,233,246
Class I	28,496,063	14,695,472
Dividends reinvested:
Class A	544,775	—
Class C	37,469	—
Class I	322,298	—
Cost of shares redeemed:
Class A	(13,457,302)	(10,318,907)
Class C	(509,405)	(892,261)
Class I	(8,358,512)	(4,907,303)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	46,567,859	18,743,453
Total Increase (Decrease) in Net Assets	40,632,101	21,290,124
Net Assets ($):
Beginning of Period	59,334,279	38,044,155
End of Period	99,966,380	59,334,279
Undistributed investment income—net	253,841	391,103

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Capital Share Transactions:
Class A
Shares sold	1,122,619	593,463
Shares issued for dividends reinvested	17,962	—
Shares redeemed	(452,141)	(319,704)
Net Increase (Decrease) in Shares Outstanding	688,440	273,759
Class C
Shares sold	233,363	40,669
Shares issued for dividends reinvested	1,328	—
Shares redeemed	(18,358)	(30,395)
Net Increase (Decrease) in Shares Outstanding	216,333	10,274
Class I
Shares sold	927,824	442,268
Shares issued for dividends reinvested	10,360	—
Shares redeemed	(276,718)	(146,157)
Net Increase (Decrease) in Shares Outstanding	661,466	296,111

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2015			Year Ended September 30,
Class A Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	31.73	29.66	26.27	22.19	22.80	21.78
Investment Operations:
Investment income (loss)—net[a]	.12	.20	.11	(.06)	(.09)	(.13)
Net realized and unrealized
gain (loss) on investments	(2.27)	1.87	3.34	4.14	(.52)	1.15 [b]
Total from
Investment Operations	(2.15)	2.07	3.45	4.08	(.61)	1.02
Distributions:
Dividends from
investment income—net	(.22)	—	(.06)	—	—	—
Dividends from net realized
gain on investments	(.28)	—	—	—	—	—
Total Distributions	(.50)	—	(.06)	—	—	—
Net asset value, end of period	29.08	31.73	29.66	26.27	22.19	22.80
Total Return (%)[c]	(6.86)[d]	6.98	13.19	18.39	(2.68)	4.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.44 [e]	1.58	1.67	2.11	1.77	1.79
Ratio of net expenses
to average net assets	1.33 [e]	1.35	1.35	1.88	1.75	1.79
Ratio of net investment income
(loss) to average net assets	.85 [e]	.62	.41	(.25)	(.34)	(.59)
Portfolio Turnover Rate	48.12 [d]	102.79	33.17	64.59	74.02	58.38
Net Assets, end of period
($ x 1,000)	54,069	37,158	26,614	17,676	17,094	16,516

a	Based on average shares outstanding.
b	Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized
See notes to financial statements.

Six Months Ended
March 31, 2015			Year Ended September 30,
Class C Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	29.42	27.71	24.66	20.99	21.74	20.92
Investment Operations:
Investment income (loss)—net[a]	.03	(.04)	(.10)	(.25)	(.28)	(.29)
Net realized and unrealized
gain (loss) on investments	(2.14)	1.75	3.15	3.92	(.47)	1.11 [b]
Total from
Investment Operations	(2.11)	1.71	3.05	3.67	(.75)	.82
Distributions:
Dividends from
investment income—net	(.05)	—	—	—	—	—
Dividends from net realized
gain on investments	(.28)	—	—	—	—	—
Total Distributions	(.33)	—	—	—	—	—
Net asset value, end of period	26.98	29.42	27.71	24.66	20.99	21.74
Total Return (%)[c]	(7.22)[d]	6.17	12.37	17.49	(3.45)	3.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.17 [e]	2.39	2.45	2.90	2.52	2.55
Ratio of net expenses
to average net assets	2.08 [e]	2.10	2.10	2.67	2.50	2.55
Ratio of net investment income
(loss) to average net assets	.20 [e]	(.14)	(.38)	(1.06)	(1.08)	(1.35)
Portfolio Turnover Rate	48.12 [d]	102.79	33.17	64.59	74.02	58.38
Net Assets, end of period
($ x 1,000)	9,245	3,714	3,213	4,199	4,539	4,536

a	Based on average shares outstanding.
b	Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2015			Year Ended September 30,
Class I Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	32.59	30.39	26.91	22.67	23.24	22.13
Investment Operations:
Investment income (loss)—net[a]	.18	.31	.20	(.00)[b]	(.02)	(.06)
Net realized and unrealized
gain (loss) on investments	(2.35)	1.89	3.41	4.24	(.55)	1.17 [c]
Total from
Investment Operations	(2.17)	2.20	3.61	4.24	(.57)	1.11
Distributions:
Dividends from
investment income—net	(.29)	—	(.13)	—	—	—
Dividends from net realized
gain on investments	(.28)	—	—	—	—	—
Total Distributions	(.57)	—	(.13)	—	—	—
Net asset value, end of period	29.85	32.59	30.39	26.91	22.67	23.24
Total Return (%)	(6.76)[d]	7.24	13.49	18.70	(2.45)	5.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16 [e]	1.35	1.43	1.88	1.53	1.50
Ratio of net expenses
to average net assets	1.10 [e]	1.10	1.10	1.64	1.51	1.50
Ratio of net investment income
(loss) to average net assets	1.22 [e]	.93	.69	(.01)	(.07)	(.26)
Portfolio Turnover Rate	48.12 [d]	102.79	33.17	64.59	74.02	58.38
Net Assets, end of period
($ x 1,000)	36,653	18,463	8,216	3,484	2,431	2,031

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
d	Not annualized.
e	Annualized
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is a separate non-diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	61,361,961	—		—	61,361,961
Equity Securities—
Foreign
Common Stocks†	7,677,306	25,135,519	††	—	32,812,825
Mutual Funds	4,343,223	—		—	4,343,223

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At September 30, 2014, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2015, The Bank of New York Mellon earned $2,352 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2015 were as follows:

Affiliated Investment Company
	Value			Value	Net
	9/30/2014 ($)	Purchases ($)	Sales ($)	3/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,655,935	51,334,044	50,217,182	2,772,797	2.8
Dreyfus
Institutional
Cash Advantage
Fund	1,630,350	16,501,681	16,561,605	1,570,426	1.6
Total	3,286,285	67,835,725	66,778,787	4,343,223	4.4

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2015 was approximately $92,300 with a related weighted average annualized interest rate of 1.09%.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from October 1, 2014 through February 1, 2016, to waive receipt of its fees/or to assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $33,592 during the period ended March 31, 2015.

During the period ended March 31, 2015, the Distributor retained $4,607 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2015, Class C shares were charged $22,806 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2015, Class A and Class C shares were charged $54,017 and $7,602, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $10,768 for transfer agency services and $650 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $34.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $12,577 pursuant to the custody agreement.

During the period ended March 31, 2015, the fund was charged $2,867 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $60,132, Distribution Plan fees $5,649, Shareholder Services Plan fees $12,600, custodian fees $4,800, Chief Compliance Officer fees $2,867 and transfer agency fees $10,271.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2015, amounted to $76,688,570 and $34,967,548, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2015 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At March 31, 2015, there were no forward contracts outstanding.

At March 31, 2015, accumulated net unrealized depreciation on investments was $924,814, consisting of $3,956,638 gross unrealized appreciation and $4,881,452 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 19, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	May 19, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)